Asset Retirement Obligation	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation
Asset Retirement Obligation

13. Asset Retirement Obligation

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2023	December 31, 2022	December 31, 2021
Beginning balance	$5,316,470	$8,993,108	$9,355,422
Additions	797,102	-	-
Accretion expense	219,536	264,075	91,982
Impact of hyperinflation	(599,096)	(69,379)	-
Currency translation adjustment	603,856	-	-
Change in estimate	(90,841)	(3,871,334)	(454,296)
Ending balance	$6,247,027	$5,316,470	$8,993,108

The Company’s asset retirement obligations (“ARO”) result from its interest in oil and gas assets including well sites. The total ARO is estimated based on the Company’s net ownership interest in all sites, estimated costs to reclaim and abandon these wells and the estimated timing of the costs to be included in future years. The Company estimated the total undiscounted amount required to settle the ARO as at December 31, 2023 is $16.5 million (December 31, 2022 - $10.6 million and December 31, 2021 - $10.3 million). The ARO is calculated using an inflation rate of 2.5% (December 31, 2022 and 2021 – 2.5%) and discounted using a risk free rate of 4% (December 31, 2022 – 3.91% and December 31, 2021 – 1.49%) between 10 and 20 years.

During 2023, the Company and TPAO agreed to establish a close out-fund (the “Close-Out Fund”) in a US dollar bank account. The amounts accumulated in the Close-Out Fund will not be used for any purpose other than to cover the cost of close-out of the SASB project. The US dollar bank account is held by TPAO. Starting with the July 2023 natural gas revenue, each party agreed to transfer 10% of its revenue into the Close-Out Fund on a monthly basis, until an amount agreed to by both parties is attained. The Company accounted for its share in the Close-Out Fund as a long-term deposit (Note 4). As at December 31, 2023, the Company share of the Close-Out Fund amounted to $371,124.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)